Net Loss Per Share - Schedule of Net Basic Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to owners of the Company (RMB'000)	¥ (1,306,824)	$ (204,969)	¥ (779,225)	¥ (168,625)
Weighted average number of ordinary shares outstanding (in thousands) | shares	52,177	52,177	17,090	16,875
Basic net loss per share (RMB) | ¥ / shares	¥ (25.0)		¥ (45.6)	¥ (10.0)